Summary of Significant Accounting Policies (Reorganization and Exchange Offers) (Details) £ in Millions, $ in Millions		Oct. 26, 2015 GBP (£)	Oct. 26, 2015 USD ($)	Sep. 21, 2015 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 19, 2015 USD ($)
Debt Conversion [Abstract]
Private offers to exchange certain outstanding debt for new notes				$ 30,000
Increase exchange offers of certain outstanding debt for new notes							$ 6,000
Outstanding notes being tendered for exchange and settled			$ 36,000
Outstanding principal			31,000		$ 36,000
Premium			5,000		3,900
Short-term borrowings					51,082	$ 49,860
0.964% six months notes due in 2016
Debt Conversion [Abstract]
Outstanding notes being tendered for exchange and settled			$ 15,268
Debt conversion, converted instrument, rate		0.964%	0.964%
Debt Conversion Converted Instrument Expiration Or Due Month and Year		Apr. 30, 2016	Apr. 30, 2016
1.363% six months notes due in 2016
Debt Conversion [Abstract]
Outstanding notes being tendered for exchange and settled | £		£ 778
Debt conversion, converted instrument, rate		1.363%	1.363%
Debt Conversion Converted Instrument Expiration Or Due Month and Year		Apr. 30, 2016	Apr. 30, 2016
2.342% notes due in 2020
Debt Conversion [Abstract]
Outstanding notes being tendered for exchange and settled			$ 6,107
Debt conversion, converted instrument, rate		2.342%	2.342%
Debt Conversion Converted Instrument Expiration Or Due Date Year		2020	2020
3.373% notes due in 2025
Debt Conversion [Abstract]
Outstanding notes being tendered for exchange and settled			$ 1,979
Debt conversion, converted instrument, rate		3.373%	3.373%
Debt Conversion Converted Instrument Expiration Or Due Date Year		2025	2025
4.418% notes due in 2035
Debt Conversion [Abstract]
Outstanding notes being tendered for exchange and settled			$ 11,465
Debt conversion, converted instrument, rate		4.418%	4.418%
Debt Conversion Converted Instrument Expiration Or Due Date Year		2035	2035
Six Months Notes
Debt Conversion [Abstract]
Outstanding notes being tendered for exchange and settled			$ 16,160
Short-term borrowings			$ 1,297
GE Capital
Debt Conversion [Abstract]
Short-term borrowings	[1]				$ 48,736	$ 48,617

[1]	On December 2, 2015, senior unsecured notes and commercial paper was assumed by GE upon its merger with GE Capital resulting in an intercompany payable to GE. The short-term borrowings were $17,268 million and $17,642 million and the long-term borrowings were $56,355 million and $67,062 million at March 31, 2016 and December 31, 2015, respectively. See Note 9 for addition al information.